Patient Service Revenue (Tables)	3 Months Ended
Sep. 30, 2014
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the nine months ended September 30,
	2014	2013

Medicare program	$3,422,033	$3,258,043
Private/alternative payors	3,100,575	2,833,762
Medicaid and other government sources	320,728	288,878
Hospitals	379,695	309,164
Total patient service revenue	$7,223,031	$6,689,847